Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization	$ 268,935	$ 246,874	$ 211,242
Capitalized interest cost	3,543	5,832	$ 8,033
Property, plant and equipment, net	3,423,395	3,156,000
Bahamas And Canada
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	$ 58,332	$ 58,937